Earnings (Loss) Per Share (Details) - Schedule of Basic and Diluted Income (Loss) Per Ordinary Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Income (Loss) Per Ordinary Share [Abstract]
Weighted average number of ordinary shares outstanding – diluted	12,000,000	12,000,000	12,000,000
Net income (loss) per share – diluted	$ (0.020)	$ 0.007	$ 0.016